Investments (Narrative) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Aug. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)
Investment [Line Items]
Equity investments		$ 10,826,000	$ 16,716,000
Investment made in company		38,200,000	17,200,000
New cost method investments		$ 20,500,000	4,400,000
Face amount of debt instrument			2,400,000.0		$ 600,000	€ 2,000,000.0
Impairment of a cost method investment				$ 6,000,000
HTG Molecular Diagnostics
Investment [Line Items]
Investment shares owned (in shares) | shares		833,333
Investment owned, at cost		$ 2,000,000
Fair value of investment		$ 1,900,000
Curetis AG
Investment [Line Items]
Investment shares owned (in shares) | shares		320,712
Investment owned, at cost		$ 2,300,000
Fair value of investment		2,200,000	3,500,000
Other Income (Expense)
Investment [Line Items]
Equity method investment impairment		$ 8,300,000
Impairment of a cost method investment			2,200,000	4,800,000
Research and development
Investment [Line Items]
Impairment of a cost method investment				$ 1,200,000
QIAGEN Finance
Investment [Line Items]
Ownership percentage		100.00%
Equity investments		$ 0	0
Repayments of convertible debt	$ 250,900,000
Hombrechtikon Systems Engineering AG
Investment [Line Items]
Ownership percentage		19.00%
Accounts payable, related parties		$ 9,800,000
Equity investments		1,524,000	$ 0
Hombrechtikon Systems Engineering AG | Other Income (Expense)
Investment [Line Items]
Equity method investment impairment		8,300,000
Accrued and Other Liabilities | Hombrechtikon Systems Engineering AG
Investment [Line Items]
Accounts payable, related parties		3,900,000
Other noncurrent liabilities | Hombrechtikon Systems Engineering AG
Investment [Line Items]
Accounts payable, related parties		$ 5,900,000